Financial Services Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.56%	11.70%	11.43%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	22.86%	9.45%	8.64%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.50%	7.41%	7.37%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.54%	6.37%	6.36%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	22.55%	9.18%	8.36%